S-K 1603, SPAC Sponsor; Conflicts of Interest	Sep. 10, 2026
SPAC Sponsor, its Affiliates and Promoters [Line Items]
SPAC Sponsor [Table Text Block]

Entity/Individual	Amount of Compensation to be Received or Securities Issued or to be Issued	Paid or to be Paid
Viride Group	$3,000 per month, commencing on the first date on which our securities are listed on the Nasdaq	Office space, administrative and shared personnel support services

League Capital LLC	5,928,572(1)(2)(3) Class B Ordinary Shares. Our sponsor subsequently transferred 40,000 founder shares to each of our independent directors (an aggregate of 120,000 founder shares), 225,000 founder shares to our Chief Financial Officer, and 2,500 founder shares to our Advisor to the CEO at their original purchase price and an aggregate of 24,276 to certain private placement investors.	$25,000

	121,244 private placement units (or 124,944 private placement units if the underwriter’s over-allotment option is exercised in full) at a price of $10.00 per unit in the private placement	$1,212,440 (or $1,249,940 if the underwriter’s over-allotment option is exercised in full)

	Up to $750,000	Repayment of loans made to us to cover offering related and organizational expenses

	Up to $1,500,000	Repayment of loan to fund working capital purposes and $350,000 of deferred legal expenses and fees from this offering.

John I. Sanders, Esq.	500,000 Class B Ordinary Shares.	$50,000

In the event that following this offering we obtain additional working capital loans from our sponsor to finance transaction costs related to our initial business combination, up to $1,500,000 of such loans may be convertible into units of the post-business combination entity at a price of $10.00 per unit at the option of our sponsor.

Working capital loans to finance transaction costs in connection with an initial business combination

SPAC Sponsor, Agreement Arrangement or Understanding on Determining Whether to Proceed with de-SPAC Transaction [Text Block]	There is no agreement, arrangement, or understanding between our sponsor and us or any of our officers and directors with respect to determining whether to proceed with a business combination.
SPAC Sponsor, Direct and Indirect Material Interest Holders [Table Text Block]

	Before Offering		After Offering
	Number	Approximate		Approximate
	of Shares	Percentage of	Number of Shares	Percentage of
	Beneficially	Outstanding	Beneficially	Outstanding
Name and Address of Beneficial Owner(1)	Owned(2)	ordinary shares	Owned(2)	ordinary shares
League Capital LLC (our sponsor)(3)	6,521,082	88.2%	5,678,040	34.1%
Alessandro Lamberti(4)	6,523,464	88.2%	5,728,062	34.4%
Pier Luigi De Flammineis	6,521,082	88.2%	5,678,040	34.1%
Terrence J. Leifheit II	225,000	3.0%	225,000	1.4%
Peter M. Carlson	41,191	*	43,573	*
Mike Farnan	40,000	*	40,000	*
Giampaolo Corea	40,000	*	40,000	*
Directors and Executive Officers as a group (5 persons)	6,867,273	92.9%	6,076,635	36.5%
John I. Sanders, Esq.(5)	500,000	6.8%	500,000	3.0%
*	Less than 1%
(1)	Unless otherwise noted, the business address of each of the following entities or individuals is c/o Football Manager SPAC Inc., Via Borgonuovo 4, 20121 Milan, Italy.
(2)	Interests shown consist of Class B ordinary shares which are referred to herein as founder shares. The Class B ordinary shares will automatically convert into Class A ordinary shares at the time of our initial business combination or at any time prior thereto at the option of the holder thereof, on a one-for-one basis, subject to adjustment, as described in the section entitled “Description of Securities.” The number shown as after offering assumes that the underwriter’s over-allotment option is not exercised and that the sponsor has surrendered for no consideration and subsequent cancellation 964,286 Class B ordinary shares. The shares owned after the offering also includes Class A ordinary shares owned through the private placement units. Does not include any Class A ordinary shares which may be issued upon conversion of the working capital loans.
(3)	League Capital LLC, our sponsor, is the record holder of the shares reported herein. League Holding S.r.l. is the sole member of League Capital LLC. As such, Alessandro Lamberti and Pier Luigi De Flammineis may be deemed to have or share beneficial ownership of the Class B ordinary shares held directly by League Capital LLC by virtue of their shared control of League Holding S.r.l. Messrs. Lamberti and De Flammineis disclaim any beneficial ownership of the reported shares other than to the extent of any pecuniary interest each may have therein, directly or indirectly.
(4)	The number shown as before offering includes 2,382 founder shares held by a trust organized for the benefit of Mr. Lamberti. The number shown as after offering includes 2,382 founder shares and 47,640 Class A ordinary shares underlying units held by a trust organized for the benefit of Mr. Lamberti.
(5)	The business address of John I. Sanders is 100 North Tryon Street, Suite 4700, Charlotte, North Carolina 28202.

SPAC Sponsor, Agreement Arrangement or Understanding on the Redemption of Outstanding Securities [Text Block]	The decision as to whether we will seek shareholder approval of a proposed business combination or conduct a tender offer will be made by us, solely in our discretion, and will be based on a variety of factors such as the timing of the transaction and whether the terms of the transaction would require us to seek shareholder approval under applicable law or stock exchange listing requirement. Under Nasdaq rules, asset acquisitions and share purchases would not typically require shareholder approval while direct mergers with our company where we do not survive and any transactions where we issue more than 25% of our outstanding ordinary shares or seek to amend our amended and restated memorandum and articles of association would require shareholder approval. We may conduct redemptions without a shareholder vote pursuant to the tender offer rules of the SEC unless shareholder approval is required by law or stock exchange listing requirements or we choose to seek shareholder approval for business or other legal reasons.

Redemption Rights for Public Shareholders Upon Completion of our Initial Business Combination

We will provide our public shareholders with the opportunity to redeem all or a portion of their public shares upon the completion of our initial business combination, regardless of whether they abstain from voting, vote for, or vote against, our initial business combination, at a per share price, payable in cash, equal to the aggregate amount then on deposit in the trust account as of two business days prior to the consummation of our initial business combination, including interest (less up to $100,000 of interest to pay dissolution expenses), divided by the number of then outstanding public shares, subject to the limitations described herein. The amount in the trust account is initially anticipated to be $10.00 per public share. The redemption right will include the requirement that any beneficial owner on whose behalf a redemption right is being exercised must identify itself in order to validly redeem its shares. Each public shareholder may elect to redeem its public shares irrespective of whether they vote for or against, or vote at all in connection with, the proposed transaction. There will be no redemption rights upon the completion of our initial business combination with respect to our warrants. Our sponsor, officers and directors will enter into the Insider Letter Agreement with us, as applicable, pursuant to which our sponsor, officers and directors will agree to waive their redemption rights with respect to any founder shares and any public shares held by them in connection with the completion of our initial business combination.

SPAC Sponsor and Affiliates Information, Restrictions on Sale of SPAC Securities [Table Text Block]

Subject Securities	Transfer Restriction Expiration Date	Persons Subject to Restrictions	Exceptions to Transfer Restrictions
Founder Shares

Earlier of (i) six months after completion of our initial business combination; or (ii) subsequent to our initial business combination, (A) if the last reported sale price of our Class A ordinary shares equals or exceeds $12.00 per share (as adjusted for share sub-divisions, share dividends, reorganizations, recapitalizations and other similar transactions) for any 20 trading days within any 30-trading day period commencing any time 150 days after completion of our initial business combination or (B) the date on which we complete a liquidation, merger, share exchange, reorganization or other similar transaction that results in all of our public shareholders having the right to exchange their ordinary shares for cash, securities or other property (except with respect to permitted transferees as described herein under “Principal Shareholders - Transfers of Founder Shares and Private Placement Units”).

League Capital LLC, certain others to whom League Capital LLC transferred founder shares, Directors, Officers, the Advisor to the CEO, and John I. Sanders, Esq. See “Certain Relationships and Related Party Transactions” for a description of such transfers.

Transfers permitted (i) to any officer, affiliate, director, or employee of the company, including to a family member or affiliate of such officer, director, or employee; (ii) to any members or partners of initial shareholders and funds and accounts advised by such members or partners, any affiliates of the initial shareholders, or any employees of such affiliates; (iii) by private sales or transfers, in each case, made in connection with any forward purchase agreement or similar arrangement or in connection with an extension of our time to complete an initial business combination or the consummation of our initial business combination at prices no greater than the price at which the securities were originally purchased; (iv) in the case of an individual, by gift to a member of the individual’s immediate family, or to a trust, the beneficiary of which is a member of the individual’s immediate family, an affiliate of such person, to a charitable organization or by virtue of laws of descent and distribution upon death of the individual, or pursuant to a qualified domestic relations order; (v) in the case of a trust, by distribution to one or more permissible beneficiaries of such trust; (vi) in the event of our liquidation prior to the completion of our initial business combination; (vii) by virtue of the laws of the Cayman Islands or our sponsor’s limited liability company agreement upon dissolution of our sponsor; and (viii) in the event of our completion of a liquidation, merger, share exchange, reorganization or other similar transaction which results in all of our public shareholders having the right to exchange their Class A ordinary shares for cash, securities or other property subsequent to the completion of our initial business combination; provided further that the sponsor shall be permitted to sell membership interests representing its ownership of the founder shares held by it to non-sponsor investors for purposes of working capital. If, in accordance with

Subject Securities	Transfer Restriction Expiration Date	Persons Subject to Restrictions	Exceptions to Transfer Restrictions

transfer restrictions contained herein, the non-sponsor investors request the sponsor to transfer founder shares or private placement units to them, those non-sponsor investors will be required to sign an Insider Letter Agreement, pursuant to which they will agree to the same transfer restrictions and redemption and voting covenants as our sponsor and directors and officers, except that (i) transfer permitted by virtue of the laws of the Cayman Islands or our sponsor’s limited liability company agreement upon dissolution of our sponsor is not available to those non-sponsor investors and (ii) waiver of redemption rights shall only be applicable to the founder shares held by the non-sponsor investors, and not applicable to any public shares held by them.

Private Placement Units (including the securities comprising such units and the Class A ordinary shares issuable upon exercise of the private placement warrants)	30 days after the completion of our initial business combination	League Capital LLC	Same as above

Any units, warrants, ordinary shares or any other securities convertible into, or exercisable or exchangeable for, any units, ordinary shares, founder shares or warrants	180 days from the date of this prospectus	League Capital LLC

The underwriter in its sole discretion may release any of the securities subject to these lock-up agreements at any time without notice, other than in the case of the officers and directors, which shall be with notice. Our sponsor, officers and directors are also subject to separate transfer restrictions on their founder shares and private placement units pursuant to the letter agreement described in the immediately preceding paragraphs.

SPAC Sponsor, Conflicts of Interest [Table Text Block]

Below is a table summarizing the entities to which our executive officers and directors currently have fiduciary duties:

Individual(1)	Entity	Entity’s Business	Affiliation
Alessandro Lamberti	Viride S.p.A.	Renewables energy company	Chairman
	M4 S.p.A.	Public transportation company	Chairman
	Cavese 1919 S.r.l.	Football Club	President
	Amalfitana Gas S.r.l.	Gas distribution company	Chairman

Terrence J. Leifheit II	OpenCrew Partners	Independent sponsor private equity firm	Co-founder
	Rameses Capital	Investment platform	Founder
	Charlotte Wine and Food Weekend	Nonprofit organization	Director
	Isabella Santos Foundation	Nonprofit organization	Director

Peter M. Carlson	White Mountains Insurance Group	Financial services holding company	Director
	Citizens, Inc.	Diversified financial services company	Director
	Wake Forest University	Private, coeducational collegiate university	Trustee
	National Philanthropic Trust	Public charity that manages donor advised funds	Trustee
Mike Farnan	Redstrike Group Limited	Representative of sports teams and governing bodies	Officer
	Redstrike 360 Limited	Affiliate of Redstrike Group Limited	Director
	Redstrike Arabia Limited	Affiliate of Redstrike Group Limited	Director

Giampaolo Corea	EHMA Hotel Investments Solutions Ltd. (UK)	Hotel management firm	Director
	Viride S.p.A.	Renewable energy company	Director
	Realty Advisory S.p.A.	Real estate capital markets advisor	Director
	Demosthenes S.r.l.	Legal services	Officer
(1)	Each of the entities listed in this table may have competitive interests with our company with respect to the performance by each individual listed in this table of his or her obligations.

Fiduciary Duties to Other Companies, SPAC Officers and Directors [Table Text Block]

Individual(1)	Entity	Entity’s Business	Affiliation
Alessandro Lamberti	Viride S.p.A.	Renewables energy company	Chairman
	M4 S.p.A.	Public transportation company	Chairman
	Cavese 1919 S.r.l.	Football Club	President
	Amalfitana Gas S.r.l.	Gas distribution company	Chairman

Terrence J. Leifheit II	OpenCrew Partners	Independent sponsor private equity firm	Co-founder
	Rameses Capital	Investment platform	Founder
	Charlotte Wine and Food Weekend	Nonprofit organization	Director
	Isabella Santos Foundation	Nonprofit organization	Director

Peter M. Carlson	White Mountains Insurance Group	Financial services holding company	Director
	Citizens, Inc.	Diversified financial services company	Director
	Wake Forest University	Private, coeducational collegiate university	Trustee
	National Philanthropic Trust	Public charity that manages donor advised funds	Trustee
Mike Farnan	Redstrike Group Limited	Representative of sports teams and governing bodies	Officer
	Redstrike 360 Limited	Affiliate of Redstrike Group Limited	Director
	Redstrike Arabia Limited	Affiliate of Redstrike Group Limited	Director

Giampaolo Corea	EHMA Hotel Investments Solutions Ltd. (UK)	Hotel management firm	Director
	Viride S.p.A.	Renewable energy company	Director
	Realty Advisory S.p.A.	Real estate capital markets advisor	Director
	Demosthenes S.r.l.	Legal services	Officer
(1)	Each of the entities listed in this table may have competitive interests with our company with respect to the performance by each individual listed in this table of his or her obligations.